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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

71 S. Wacker Drive, Suite 500, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Mary-Jo Reilly, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31

Date of reporting period:	November 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificate of Deposit (2.8%)

State Street Bank & Trust
$17,600	5.120%	12/31/07	$17,600

Government Agency Securities (a) (15.7%)

Federal Home Loan Bank
$25,000	4.785%	02/18/08	$25,000
50,000	4.668	02/19/08	50,000
10,000	5.118	02/22/08	10,000
15,000	4.833	02/28/08	15,000

Total Government Agency Securities			$100,000

Total Investments Before Repurchase Agreements			$117,600

Repurchase Agreements (81.5%)

Joint Repurchase Agreement Account II(b)
$507,500	4.625%	12/03/07	$507,500
Maturity Value: $507,696
UBS AG
2,000	5.240%	01/04/08	2,000
Maturity Value: $2,105
Settlement Date: 01/10/2007
(Collateralized by Federal Home Loan Mortgage Corp., 4.000%, due 06/01/11. The market value of the collateral, including accrued interest, was $2,040).
UBS AG(a)
10,000	4.805%	02/05/08	10,000
Maturity Value: $10,120
Settlement Date: 02/05/2007
(Collateralized by Federal National Mortgage Association, 5.500%, to 6.000%, due 09/01/37 to 02/01/46. The aggregate market value of the collateral, including accrued interest, was $10,204).

Total Repurchase Agreements			$519,500

Total Investments (100.0%)			$637,100

Liabilities in Excess of Other Assets—0.0%			$(163)

Net Assets - 100%			$636,937

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate securities resets quarterly. Interest rates disclosed are those which are in effect at November 30, 2007. Maturity date shown is the date of the next coupon rate reset or actual maturity. Maturity value shown is the value at the next reset date.

(b)	Joint Repurchase Agreement Account II was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.
The amortized cost of $637,100 for the Money Market Portfolio as of November 30, 2007 also represents aggregate cost for U.S. federal income tax purposes.
Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (48.5%)

Adjustable Rate FHLMC(a) (2.3%)
$532	5.827%	02/01/18	$529
654	5.850	11/01/18	666
2,762	7.154	11/01/19	2,894
168	6.575	11/01/22	166
235	6.738	11/01/22	233
153	7.278	10/01/24	155
409	5.953	10/01/25	419
1,067	6.732	08/01/28	1,110
103	6.588	07/01/29	102
515	6.974	05/01/31	520

Total Adjustable Rate FHLMC			6,794

Adjustable Rate FNMA(a) (18.9%)
182	4.439	10/01/13	184
207	6.662	07/01/17	211
224	6.425	11/01/17	225
236	7.162	11/01/17	241
160	7.412	11/01/17	162
483	6.865	03/01/18	503
101	6.721	05/01/18	102
141	6.890	06/01/18	147
2,265	5.543	10/01/18	2,235
72	5.775	02/01/19	72
197	6.714	05/01/19	199
171	6.864	12/01/19	175
374	6.788	01/01/20	382
194	6.786	05/01/20	195
767	7.385	05/01/20	789
33	6.547	10/01/21	34
1,072	7.120	02/01/22	1,106
190	5.844	01/01/23	195
480	6.787	03/01/24	480
41	7.860	04/01/25	41
485	6.763	10/01/25	506
1,136	6.936	02/01/27	1,137
568	5.527	07/01/27	575
420	6.674	07/01/27	421
532	5.777	01/01/29	539
129	5.777	02/01/29	131
10,555	6.111	08/01/29	10,694
114	7.013	07/01/31	116
376	5.480	07/01/32	381
678	5.577	07/01/32	681
696	7.608	09/01/32	726
2,609	5.263	01/01/33	2,630
379	4.509	06/01/33	385
3,822	5.527	08/01/33	3,863
2,583	5.491	04/01/34	2,644
809	5.609	07/01/34	813
1,457	5.609	08/01/34	1,463

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate FNMA(a)—(continued)
$7,890	5.898%	07/01/37	$8,040
10,471	6.903	09/01/37	10,728
1,440	5.609	08/01/44	1,461

Total Adjustable Rate FNMA			55,612

Adjustable Rate GNMA(a) (3.7%)
928	5.500	04/20/34	936
4,192	5.250	06/20/34	4,204
5,749	5.625	08/20/34	5,814

Total Adjustable Rate GNMA			10,954

Fixed Rate FHLMC (2.1%)
101	6.500	11/01/10	103
635	6.500	09/01/13	653
553	6.500	10/01/13	568
183	6.500	05/01/14	188
269	6.500	06/01/14	277
1,618	6.000	12/01/14	1,656
912	8.000	12/01/15	947
1,130	6.000	03/01/16	1,159
185	6.500	07/01/16	191
267	7.000	03/01/37	277
56	7.000	06/01/37	59

Total Fixed Rate FHLMC			6,078

Fixed Rate FNMA (11.0%)
1,744	6.000	06/01/09	1,768
580	8.500	04/01/16	639
42	7.000	10/01/35	44
37	7.000	09/01/36	38
226	7.000	12/01/36	234
385	7.000	03/01/37	400
1,756	7.000	04/01/37	1,822
33	7.000	08/01/37	34
5,854	8.000	09/01/37	6,177
1,000	6.500	10/01/37	1,028
7,740	7.000	10/01/37	8,035
3,975	8.000	10/01/37	4,107
3,764	6.500	11/01/37	3,871
4,000	7.000	TBA-15yr(b)	4,150

Total Fixed Rate FNMA			32,347

Fixed Rate GNMA (0.0%)
125	7.000	04/15/26	132

CMO (10.5%)
Regular Floater CMO(a) (6.0%)
FHLMC REMIC Series 1448, Class F
329	6.088	12/15/22	329
FHLMC Series 1009, Class D
51	5.288	10/15/20	51
FHLMC Series 1066, Class P
166	5.588	04/15/21	166

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMO(a)—(continued)
FHLMC Series 1222, Class P
$216	3.990%	03/15/22	$216
FHLMC Series 1555, Class FA
62	5.888	08/15/08	62
FHLMC Series 1575, Class FA
204	6.188	08/15/08	204
FHLMC Series 1604, Class FC
174	3.920	11/15/08	173
FHLMC Series 1618, Class F
20	3.890	11/15/08	20
FHLMC Series 1689, Class FD
520	4.070	10/15/23	517
FHLMC Series 1698, Class FA
333	5.488	03/15/09	334
FNMA REMIC Trust Series 1992-033, Class F
31	3.770	03/25/22	31
FNMA REMIC Trust Series 1992-137, Class F
1,123	5.813	08/25/22	1,128
FNMA REMIC Trust Series 1993-093, Class FB
42	5.233	05/25/08	42
FNMA REMIC Trust Series 1993-190, Class F
54	5.433	10/25/08	53
FNMA REMIC Trust Series 1998-21, Class F
574	4.460	03/25/28	560
FNMA Series 1990-145, Class A
966	5.939	12/25/20	965
FNMA Series 1993-027, Class F
1,333	5.963	02/25/23	1,337
FNMA Series 1993-191, Class FC
314	5.183	10/25/08	313
FNMA Series 2001-60, Class O
2,697	5.733	10/25/31	2,717
FNMA Series 2001-70, Class OF
899	5.733	10/25/31	914
FNMA Series 2001-W4, Class AV1
367	5.063	02/25/32	362
FNMA Series 2002-T7, Class A1
1,596	5.009	07/25/32	1,596
FNMA Series 2002-W2, Class AV1
661	5.043	06/25/32	646
FNMA Series 2003-T3, Class 1A
167	5.023	06/25/33	162
FNMA Series 2006-5, Class 2A1
4,661	4.754	11/25/28	4,668

Total Regular Floater CMO			17,566

PAC CMO ( 0.9%)
FHLMC Series 1461, Class H
80	6.500%	01/15/08	80

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

PAC CMO—(continued)
FHLMC Series 1475, Class K
$70	7.000%	02/15/08	$70
FHLMC Series 1685, Class G
151	6.000	09/15/23	151
FNMA Series 1993-225, Class WC
2,354	6.500	12/25/13	2,436
FNMA Series 1994-51, Class PJ
16	6.500	09/25/23	16

Total PAC CMO			2,753

Sequential Fixed Rate CMO (3.6%)
FHLMC REMIC Series 1720, Class PJ
668	7.250%	01/15/24	677
FHLMC REMIC Trust Series 1432, Class H
1	7.500	12/15/07	1
FHLMC Series 1250, Class J
618	7.000	05/15/22	617
FHLMC Series 1513, Class N
217	6.500	05/15/08	217
FHLMC Series 1605, Class E
1,328	6.500	10/15/08	1,326
FHLMC Series 1823, Class C
406	6.000	12/15/08	406
FHLMC Series 2367, Class BC
79	6.000	04/15/16	78
FHLMC Series 2543, Class AD
350	8.500	01/15/16	356
FNMA REMIC Trust Series 1991-67, Class J
1,278	7.500	08/25/21	1,365
FNMA REMIC Trust Series 1993-040, Class H
159	6.800	04/25/08	159
FNMA Series 2000-16, Class ZG
1,006	8.500	06/25/30	1,097
FNMA Series 2000-32, Class Z
1,407	7.500	10/18/30	1,509
FNMA Series 2002-16, Class LH
1,770	6.500	03/25/31	1,776
FNMA Series 2002-73, Class AD
533	8.500	12/25/15	544
GNMA REMIC Trust Series 2001-10, Class PD
456	6.500	08/16/30	464

Total Sequential Fixed Rate CMO			10,592

Total CMO			30,911

Total Mortgage-Backed Obligations			$142,828

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Agency Debentures (6.4%)

FNMA
$9,700	5.125%	09/02/08	$9,757
Small Business Administration(a)			390
389	5.325	03/25/14
Sri Lanka Aid(a)
8,750	5.340	11/01/24	8,694

Total Agency Debentures			$18,841

U.S. Treasury Obligation (5.2%)

United States Treasury Note
$15,000	3.625%	10/31/09	$15,156

Total Investments Before Repurchase Agreement			$176,825

Repurchase Agreement(c) (42.0%)

Joint Repurchase Agreement Account II
$123,700	4.625%	12/03/07	$123,700
Maturity Value: $123,748

Total Investments (102.1%)			$300,525

Liabilities in Excess of Other Assets — (2.1)%			$(6,091)

Net Assets - 100%			$294,434

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2007. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $4,150 which represents which represents approximately 1.4% of net assets as of November 30, 2007.

(c)	Joint Repurchase Agreement Account II was entered into on November 30, 2007. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CMO—Collateralized Mortgage Obligation
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION—At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$300,785,691

Gross unrealized gain	451,470
Gross unrealized loss	(712,287)

Net unrealized security gain	$(260,817)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations (86.7%)

Adjustable Rate FHLMC(a) (5.2%)
$531	6.257%	09/01/32	$539
4,207	3.902	01/01/34	4,166
1,485	4.379	09/01/34	1,500
2,891	4.478	10/01/34	2,925
1,114	4.815	11/01/34	1,123
4,659	4.582	08/01/35	4,647
5,688	5.200	05/01/36	5,715

Total Adjustable Rate FHLMC			$20,615

Adjustable Rate FNMA(a) (25.4%)
508	6.047	05/01/32	521
715	7.608	09/01/32	745
368	5.509	12/01/32	375
1,326	4.425	01/01/33	1,343
1,351	4.194	04/01/33	1,371
3,961	4.503	05/01/33	3,985
4,352	3.845	07/01/33	4,342
3,525	3.875	07/01/33	3,517
3,096	7.207	08/01/33	3,143
5,956	4.303	11/01/33	5,974
5,560	4.290	12/01/33	5,604
705	4.347	12/01/33	704
1,308	4.266	02/01/34	1,304
1,793	4.399	02/01/34	1,819
5,929	4.216	03/01/34	5,899
2,223	4.351	03/01/34	2,225
1,937	5.485	04/01/34	1,963
1,341	4.963	08/01/34	1,351
2,218	6.621	10/01/34	2,247
1,906	4.380	03/01/35	1,922
5,685	4.670	04/01/35	5,681
2,523	4.303	05/01/35	2,551
5,328	4.306	05/01/35	5,384
4,125	4.751	05/01/35	4,151
2,014	4.256	06/01/35	2,010
5,532	4.250	08/01/35	5,488
4,624	4.908	08/01/35	4,629
3,192	4.565	09/01/35	3,219
1,283	4.668	10/01/35	1,301
5,925	5.086	12/01/35	5,958
6,172	5.255	02/01/36	6,272
4,303	5.073	03/01/36	4,328

Total Adjustable Rate FNMA			101,326

Adjustable Rate GNMA(a) (0.5%)
2,081	4.500	12/20/34	2,084

Fixed Rate FHLMC Gold (5.6%)
19	7.000	03/01/09	19
16	7.000	04/01/09	16
215	7.000	06/01/09	219
25	7.000	03/01/12	26

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FHLMC Gold—(continued)
$388	7.000%	12/01/12	$398
725	5.000	12/01/13	736
879	4.000	01/01/14	874
23	8.000	07/01/14	25
9,393	4.500	03/01/15	9,443
14	7.000	03/01/15	14
2,208	5.500	05/01/15	2,243
260	5.500	06/01/17	263
186	8.000	09/01/17	200
367	5.500	10/01/17	374
925	8.000	11/01/17	990
932	5.500	03/01/18	944
504	5.500	04/01/18	512
800	6.500	05/01/18	831
66	6.000	10/01/18	67
19	6.000	11/01/18	19
3,781	5.500	02/01/19	3,831
133	6.500	12/01/29	137

Total Fixed Rate FHLMC Gold			22,181

Fixed Rate FNMA (15.3%)
69	6.500	09/01/08	69
47	6.000	12/01/08	47
6	7.500	09/01/10	7
2,563	6.000	01/01/12	2,621
554	6.000	04/01/12	567
1,036	6.000	05/01/12	1,061
1,466	6.000	06/01/12	1,502
33	7.500	07/01/12	34
2,596	6.000	09/01/12	2,661
221	5.000	11/01/12	224
4,537	5.500	01/01/13	4,564
4	8.000	01/01/13	4
1,516	4.500	08/01/13	1,522
10,806	4.500	09/01/13	10,842
5,323	4.000	04/01/14	5,280
1,784	5.500	09/01/14	1,813
940	5.500	12/01/14	958
18	6.000	02/01/18	18
3,102	5.500	05/01/18	3,147
182	6.000	05/01/18	185
1,130	5.500	06/01/18	1,147
12	6.000	08/01/18	12
12	6.000	09/01/18	12
881	5.500	10/01/18	894
1,207	5.500	11/01/18	1,225
1,101	6.000	11/01/18	1,122
64	5.500	12/01/18	65
1,971	6.000	12/01/18	2,008
1,555	6.000	01/01/19	1,585

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

Principal		Interest	Maturity
Amount		Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Fixed Rate FNMA—(continued)
$23		6.000%	02/01/19	$23
559		6.000	04/01/19	574
129		6.000	05/01/19	132
192		6.000	10/01/23	196
663		7.000	08/01/28	697
1,054		7.000	11/01/28	1,108
126		7.000	02/01/32	132
271		7.000	05/01/32	284
371		7.000	09/01/32	385
11,436		8.000	09/01/37	12,068

Total Fixed Rate FNMA				60,795

Fixed Rate GNMA (0.1%)
1		6.000	07/15/08	1
1		6.000	08/15/08	1
41		6.000	09/15/08	41
40		6.000	10/15/08	40
6		6.000	11/15/08	6
5		6.000	12/15/08	5
18		6.000	01/15/09	18
3		6.000	02/15/09	3
10		6.000	05/15/09	10
—	(b)	8.500	07/15/09	—	(b)
1		8.500	12/15/09	1
47		8.500	01/15/10	50
13		8.500	02/15/10	15
18		8.500	03/15/10	19
18		8.500	04/15/10	19
4		8.500	05/15/10	6
25		8.500	06/15/10	25
9		8.500	07/15/10	9
22		8.500	08/15/10	23
19		8.500	10/15/10	20
27		8.500	11/15/10	29
20		8.500	12/15/10	21
28		8.500	09/15/11	29
47		8.500	10/15/11	48
21		8.500	03/15/12	23
13		8.500	07/15/12	13

Total Fixed Rate GNMA				475

CMO (34.6%)
Adjustable Rate CMO(a) (29.7%)
Adjustable Rate Mortgage Trust Series 2004-4, Class 1A1
1,227		7.127	03/25/35	1,222
Adjustable Rate Mortgage Trust Series 2005-4, Class 1A1
4,376		4.761	08/25/35	4,419
American Home Mortgage Assets Series 2006-3, Class 2A11
3,426		5.803	10/25/46	3,259

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMO(a)—(continued)
Banc of America Funding Corp. Series 2007-D, Class 1A5
$1,200	5.020%	06/20/47	$1,047
Banc of America Mortgage Securities Series 2004-D, Class 1A1
360	5.614	05/25/34	362
Banc of America Mortgage Securities Series 2005-G, Class 2A1
788	4.922	08/25/35	785
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-10, Class A3
5,100	4.650	10/25/35	5,034
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-9, Class A1
6,317	4.625	10/25/35	6,222
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
4,272	4.355	02/25/37	4,260
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
5,393	4.139	02/25/37	5,338
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
2,555	4.476	02/25/37	2,533
Countrywide Alternative Loan Trust Series 2005-38, Class A1
386	6.363	09/25/35	344
Countrywide Home Loans Series 2003-37, Class 1A1
55	7.417	08/25/33	56
First Horizon Alternative Mortgage Securities Series 2005-AA2, Class 1A1
624	5.065	03/25/35	629
First Horizon Alternative Mortgage Securities Series 2005-AA5, Class 1A1
1,124	5.304	07/25/35	1,132
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
1,146	6.957	08/25/34	1,151
JPMorgan Mortgage Trust Series 2005-A2, Class 1A1
806	4.731	04/25/35	796
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,860	4.199	07/25/35	1,843
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
881	4.755	07/25/35	878
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
912	4.071	07/25/35	902
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,766	4.766	07/25/35	1,759
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
215	7.235	07/25/33	216
Merrill Lynch Mortgage Investors, Inc. Series 2005-A9, Class 2A1C
7,000	5.134	12/25/35	6,961
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
1,786	5.863	01/25/46	1,705

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Adjustable Rate CMO(a)—(continued)
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
$111	7.589%	12/25/24	$111
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
108	7.474	02/25/34	111
Structured Adjustable Rate Mortgage Loan Series 2004-2, Class 2A
262	7.421	03/25/34	264
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
502	7.134	05/25/34	517
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
5,038	4.708	06/25/34	5,018
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,869	4.700	11/25/33	1,862
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
4,544	4.520	12/25/33	4,585
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR6, Class A1
1,396	4.324	06/25/33	1,386
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR10, Class 1A3
4,000	4.835	09/25/35	3,966
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A8
5,722	4.834	10/25/35	5,675
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR1, Class 1A1
9,238	4.540	02/25/35	9,159
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
5,410	5.000	10/25/35	5,385
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR4, Class 2A2
8,785	4.524	04/25/35	8,697
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
3,736	5.597	07/25/36	3,748
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
11,354	5.100	03/25/36	11,320
Wells Fargo Series 2005-AR16, Class 1A1
3,413	5.110	10/25/35	3,379

Total Adjustable Rate CMO			118,036

Principal	Interest	Maturity
Amount	Rate	Date	Value

Mortgage-Backed Obligations—(Continued)

Regular Floater CMO(a) (0.4%)
BCAP LLC Trust Series 2006-RR1, Class CF
$822	5.513%	11/25/36	$818
FHLMC REMIC Series 1448, Class F
767	6.088	12/15/22	767

Total Regular Floater CMO			$1,585

PAC CMO (0.6%)
FHLMC REMIC Series 1506, Class PI
538	6.750	05/15/08	537
FHLMC REMIC Series 1661, Class PJ
1,733	6.500	01/15/09	1,730

Total PAC CMO			$2,267

Support CMO (0.0%)
FNMA REMIC Trust Series 1993-131, Class Z
119	7.000	07/25/08	120
Sequential Fixed Rate CMO (3.9%)
FHLMC REMIC Series 1720, Class PJ
334	7.250	01/15/24	338
FHLMC REMIC Series 1980, Class Z
1,085	7.000	07/15/27	1,130
FHLMC REMIC Series 2236, Class Z
6,836	8.500	06/15/30	7,391
FHLMC REMIC Series 2417, Class VK
870	6.000	07/15/18	871
FNMA REMIC Series 1988-12, Class A
247	10.000	02/25/18	278
FNMA REMIC Series 2001-42, Class HG
562	10.000	09/25/16	627
FNMA REMIC Series G92-44, Class Z
1,528	8.000	07/25/22	1,639
GNMA REMIC Trust Series 2001-60, Class PD
285	6.000	10/20/30	286
GNMA REMIC Trust Series 2001-62, Class VL
1,230	6.500	11/16/17	1,236
Residential Funding Securities Corp. Series 2003-RM2, Class AI5
1,687	8.500	05/25/33	1,816

Total Sequential Fixed Rate CMO			15,612

Total CMO			137,620

Total Mortgage-Backed Obligations			$345,096

Agency Debenture (2.1%)
FHLB
$8,000	5.125%	09/10/10	$8,294

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

U.S. Treasury Obligations (9.2%)

United States Treasury Bonds
$6,000	7.125%	02/15/23	$7,817
3,800	5.000	05/15/37	4,173
United States Treasury Notes
3,000	4.000	08/31/09	3,046
4,000	4.000	09/30/09	4,065
5,500	4.250	01/15/11	5,690
4,600	4.125	08/31/12	4,738
2,500	4.250	09/30/12	2,591
4,500	4.250	11/15/17	4,603

Total U.S. Treasury Obligations			$36,723

Total Investments Before Repurchase Agreement			$390,113

Repurchase Agreement(c) (1.5%)
Joint Repurchase Agreement Account II
$6,000	4.625%	12/03/07	$6,000
Maturity Value: $6,002

Total Investments (99.5%)			$396,113

Other Assets in Excess of Liabilities—0.5%			$1,779

Net Assets - 100%			$397,892

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
(a)	Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2007. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(b)	Principal amount and value of security held is less than $500.

(c)	Joint Repurchase Agreement Account II was entered into on November 30, 2007. Additional information appears in the

Investment Abbreviations:
CMO—Collateralized Mortgage Obligations
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corp.
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
PAC—Planned Amortization Class
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)
ADDITIONAL INVESTMENT INFORMATION
TAX INFORMATION—At November 30, 2007, the Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$395,305,095

Gross unrealized gain	2,865,458
Gross unrealized loss	(2,058,050)

Net unrealized security gain	$807,408

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

TRUST FOR CREDIT UNIONS

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)
NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation—For the Ultra-Short Duration Government and Short Duration Portfolios, investments in mortgage-backed, asset-backed and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Securities of the Money Market Portfolio and short-term debt obligations maturing in sixty days or less for the Ultra-Short Duration Government Portfolio and Short Duration Portfolio are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Portfolios’ Board of Trustees.

Repurchase Agreements—Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolios, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolios may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolios seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolios’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Portfolios, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Portfolios’ credit exposure is allocated to the underlying repurchase agreement counterparties on a pro-rata basis. With the exception of certain transaction fees, the Portfolios are not subject to any expenses in relation to these investments.

Forward Sales Contracts—The Portfolios may enter into forward security sales of mortgage-backed securities in which the Portfolio sells securities in the current month for delivery of securities, defined by pool-stipulated characteristics, on a specified future date. The value of the contract is recorded as an asset and a liability on the Portfolio’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss.

TRUST FOR CREDIT UNIONS

SCHEDULE OF INVESTMENTS—(Continued)
November 30, 2007
(Unaudited)
($ in Thousands)

JOINT REPURCHASE AGREEMENT ACCOUNT II—At November 30, 2007, the Portfolios had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Portfolio	Principal Amount

Money Market	$507,500
Ultra-Short Duration Government	123,700
Short Duration	6,000

       REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value
ABN Amro, Inc.	$3,000,000	4.64%	12/03/07	$3,001,160
Banc of America Securities LLC	500,000	4.62	12/03/07	500,193
Banc of America Securities LLC	3,550,000	4.63	12/03/07	3,551,370
Barclays Capital PLC	3,500,000	4.63	12/03/07	3,501,350
Citigroup Global Markets, Inc.	3,000,000	4.63	12/03/07	3,001,157
Credit Suisse Securities (USA) LLC	2,000,000	4.61	12/03/07	2,000,768
Deutsche Bank Securities, Inc.	4,310,000	4.63	12/03/07	4,311,663
Greenwich Capital Markets	1,000,000	4.63	12/03/07	1,000,386
Merrill Lynch	3,000,000	4.61	12/03/07	3,001,152
UBS Securities LLC	3,110,000	4.61	12/03/07	3,111,195

TOTAL				$26,980,394

At November 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.375% to 5.250%, due 07/15/08 to 04/21/14; Federal Home Loan Bank, 0.000% to 5.260%, due 12/07/07 to 09/08/08; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 12/12/07 to 11/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 12/03/07 to 10/01/47 and U.S. Treasury Notes, 3.875% to 4.750%, due 02/15/13 to 03/31/11. The aggregate market value of the collateral, including accrued interest, was $27,588,536.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 11, 2008	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 11, 2008	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	January 11, 2008	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.